Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000040834
Average Annual Return [Line Items]
Average Annual Return, Percent	23.46%	11.81%		7.54%
Without Sales Load [Member] | C000159131
Average Annual Return [Line Items]
Average Annual Return, Percent	23.16%	11.47%		7.24%
Without Sales Load [Member] | C000159132
Average Annual Return [Line Items]
Average Annual Return, Percent	23.60%	11.95%		7.69%
Without Sales Load [Member] | C000219339
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%	12.70%	17.12%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%	15.69%